SATURNA INVESTMENT TRUST
1300 North State Street
Bellingham, Washington 98225

February 1, 2016

VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street
Washington, D.C. 20549-4720

Re:   Sustainable Bond Fund, a series of Saturna Investment Trust (the "Trust")
        (File Nos. 33-13247; 811-05071)

Ladies and Gentlemen:

On behalf of Sustainable Bond Fund (the "Fund"), a series of the above-referenced Trust, pursuant to Rule 14a-6 under Section 14(a) of the Securities Exchange Act of 1934, as amended, enclosed for filing with the U.S. Securities and Exchange Commission please find a notice of a meeting of shareholders, a preliminary proxy statement, and a form of proxy (collectively, the "Proxy Statement"). The Proxy Statement relates to a proposal to delete a fundamental restriction of the Fund regarding investing in restricted securities, which will be presented at a special meeting of shareholders scheduled to be held on February 26, 2016.

If you have any questions or comments, please contact the undersigned at (360) 734-9900, extension 311, at your convenience.

Sincerely,

/s/ Thomas R. Phillips
Thomas R. Phillips
Chief Legal Officer and Secretary